RELATED PARTY TRANSACTIONS DISCLOSURE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Business expenses reimbursed to directors
Expenses from transactions with related parties	$ 2,291	$ 3,491	$ 2,701
Consulting fees paid to key management for services
Expenses from transactions with related parties	$ 180,000	$ 180,000	$ 180,000
CEO, Dr. Bruce Littman
Related Party Transaction, Description of Transaction	PPL terminated its consulting agreement with its CEO, Dr. Bruce Littman and on October 1, 2017, entered into a new consulting agreement with Dr. Littman’s company as an independent consultant for a period up to December 31, 2019. Dr. Littman will be paid at the rate of $300 per hour for the actual services rendered.
CSO, Dr. Frank Marcoux
Related Party Transaction, Description of Transaction	PPL replaced its consulting agreement with its Chief Scientific Officer (CSO), Dr. Frank Marcoux with a new one on November 11, 2017 valid for one year. The new agreement appoints Dr. Marcoux as a CEO and CSO for a total annual fee of $168,000. Dr. Marcoux is also entitled to an additional option to acquire up to 2% equity in PPL for $50,000.